Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year

(Millions)	Capital Leases	Operating Leases
2011	$17	$139
2012	18	104
2013	18	69
2014	17	41
2015	4	25
After 2015	37	64
Total	$111	$442
Less: Amounts representing interest	5
Present value of future minimum lease payments	106
Less: Current obligations under capital leases	12
Long-term obligations under capital leases	$94

Accrued Liabilities and Insurance Receivables Related to Legal Proceedings

At December 31 (Millions)	2010	2009	2008
Respirator mask/asbestos liabilities	126	138	140
Respirator mask/asbestos insurance receivables	122	143	193

Environmental remediation liabilities	24	31	31
Environmental remediation insurance receivables	15	15	15

Other environmental liabilities	90	117	137